Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerators:
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 230,100	€ 273,044	€ 534,601	€ 740,567
Denominators:
Weighted average number of shares outstanding	293,413,449	292,986,093	293,190,145	292,926,425
Potentially dilutive shares		144,984		136,811
Basic earnings per share	€ 0.78	€ 0.93	€ 1.82	€ 2.53
Diluted earnings per share	€ 0.78	€ 0.93	€ 1.82	€ 2.53